financial instruments - Liquidity risk (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Liquidity risk
Total	$ 30,566	$ 24,205
Debt or equity securities pursuant to a shelf prospectus expiring June, 2020
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus		2,500
Debt or equity securities pursuant to a shelf prospectus expiring August, 2022
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus	2,000
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2,703	2,782
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	106	109
Construction credit facility commitment
Liquidity risk
Contractual maturities, non-derivative liabilities	10	45
Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	25,619	21,439
Finance leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,081	106
Composite long-term debt
Liquidity risk
Total	27,735
Other
Liquidity risk
Contractual maturities, derivative liabilities	8	2
1 year hence
Liquidity risk
Total	4,699	3,772
1 year hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2,639	2,372
1 year hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	3	3
1 year hence | Construction credit facility commitment
Liquidity risk
Contractual maturities, non-derivative liabilities	10	45
1 year hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	1,657	1,349
1 year hence | Finance leases
Liquidity risk
Contractual maturities, non-derivative liabilities	373	55
2 years hence
Liquidity risk
Total	2,181	1,867
2 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	43	251
2 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	103	3
2 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	1,698	1,567
2 years hence | Finance leases
Liquidity risk
Contractual maturities, non-derivative liabilities	338	51
2 years hence | Other
Liquidity risk
Contractual maturities, derivative liabilities		1
3 years hence
Liquidity risk
Total	2,456	1,766
3 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	7	102
3 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities		103
3 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	2,235	1,567
3 years hence | Finance leases
Liquidity risk
Contractual maturities, non-derivative liabilities	207
3 years hence | Other
Liquidity risk
Contractual maturities, derivative liabilities	8
4 years hence
Liquidity risk
Total	1,214	2,099
4 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	5	18
4 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	1,021	2,086
4 years hence | Finance leases
Liquidity risk
Contractual maturities, non-derivative liabilities	189
4 years hence | Other
Liquidity risk
Contractual maturities, derivative liabilities		1
5 years hence
Liquidity risk
Total	1,756	899
5 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	5	19
5 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	1,595	886
5 years hence | Finance leases
Liquidity risk
Contractual maturities, non-derivative liabilities	157
5 years hence and 10 years before
Liquidity risk
Total	7,769	6,190
5 years hence and 10 years before | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	4	20
5 years hence and 10 years before | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	7,311	6,240
5 years hence and 10 years before | Finance leases
Liquidity risk
Contractual maturities, non-derivative liabilities	429
Thereafter
Liquidity risk
Total	10,491	7,612
Thereafter | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	10,102	7,744
Thereafter | Finance leases
Liquidity risk
Contractual maturities, non-derivative liabilities	388
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(6,554)	(5,138)
Amounts to be exchanged, Pay	6,589	4,886
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total	27,735	21,293
Currency risk related to long-term debt | 1 year hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,140)	(877)
Amounts to be exchanged, Pay	1,153	851
Currency risk related to long-term debt | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(119)	(95)
Amounts to be exchanged, Pay	118	89
Currency risk related to long-term debt | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(119)	(95)
Amounts to be exchanged, Pay	118	89
Currency risk related to long-term debt | 4 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(119)	(95)
Amounts to be exchanged, Pay	118	89
Currency risk related to long-term debt | 5 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(119)	(95)
Amounts to be exchanged, Pay	118	89
Currency risk related to long-term debt | 5 years hence and 10 years before | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,919)	(1,917)
Amounts to be exchanged, Pay	1,944	1,847
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(3,019)	(1,964)
Amounts to be exchanged, Pay	3,020	1,832
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(917)	(542)
Amounts to be exchanged, Pay	921	516
Currency risk related to foreign currency transactions | 1 year hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(917)	(542)
Amounts to be exchanged, Pay	$ 921	$ 516